Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Jan. 31, 2022	Jan. 06, 2022
Subsequent Event [Line Items]
Gross proceeds from the offering		$ 35,000,000
Repayment of line of credit and outstanding	$ 6,841,000
Common Class A [Member]
Subsequent Event [Line Items]
Issuance and sale of shares		2,496,934
Sale of unit price per share		$ 3.60
Common Class A [Member] | PIPE Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Issuance and sale of shares		7,797,184
Warrant price per share		$ 0.0001
Common Class A [Member] | PIPE Warrants [Member]
Subsequent Event [Line Items]
Sale of unit price per share		$ 3.40
Common Class A [Member] | PIPE Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance and sale of shares		10,294,118